Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 2,776
2022	2,897
2023	2,889
2024	2,996
2025	2,476
Thereafter	2,003
Total	16,037
Less: Present value discount	(3,112)
Operating lease liabilities	$ 12,925